RULE 497 FILING

On behalf of Goldman Sachs Absolute Return Tracker Fund (the “Fund”), a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) and Rule 497(k) on December 19, 2013 (Accession Nos. 0001193125-13-479348 and 0001193125-13-479350), which are incorporated by reference into this Rule 497 Filing.